General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Notes and other explanatory information [abstract]
Directors’ fees (Note 15)	$ 69	$ 107	$ 129	$ 214
Insurance	86	100	171	199
Office and general	78	41	145	60
Shareholder information	139	186	297	314
Professional fees	56	136	245	237
Salaries and benefits (Note 15)	696	614	1,254	1,098
Consulting	179	126	356	177
Share-based compensation expense (Notes 12 and 15)	403	645	1,213	1,398
Travel and accommodation	35	56	113	103
Depreciation	19	18	32	58
Other	7	6	23	14
Total general and administrative expenses	$ 1,767	$ 2,035	$ 3,978	$ 3,872